First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – Westfield Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 1.3%
Entertainment 1.3%
Live Nation Entertainment, Inc.(a)	59,780	4,184,600
Total Communication Services		4,184,600
Consumer Discretionary 14.9%
Auto Components 1.1%
Aptiv PLC(a)	33,180	3,722,464
Broadline Retail 1.3%
Etsy, Inc.(a)	39,160	4,359,683
Hotels, Restaurants & Leisure 7.3%
Chipotle Mexican Grill, Inc.(a)	6,395	10,924,515
Hilton Worldwide Holdings, Inc.	64,350	9,064,984
Vail Resorts, Inc.	19,900	4,650,232
Total		24,639,731
Textiles, Apparel & Luxury Goods 5.2%
lululemon athletica, Inc.(a)	29,967	10,913,682
Tapestry, Inc.	152,441	6,571,731
Total		17,485,413
Total Consumer Discretionary		50,207,291
Consumer Staples 1.8%
Beverages 1.8%
Constellation Brands, Inc., Class A	26,510	5,988,344
Total Consumer Staples		5,988,344
Energy 3.1%
Energy Equipment & Services 0.7%
Halliburton Co.	80,880	2,559,043
Oil, Gas & Consumable Fuels 2.4%
Devon Energy Corp.	157,730	7,982,716
Total Energy		10,541,759
Financials 7.9%
Capital Markets 4.2%
LPL Financial Holdings, Inc.	27,938	5,654,651
MSCI, Inc.	15,125	8,465,312
Total		14,119,963
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 1.7%
Global Payments, Inc.	55,110	5,799,776
Insurance 2.0%
Arthur J Gallagher & Co.	35,280	6,749,417
Total Financials		26,669,156
Health Care 18.0%
Biotechnology 3.4%
Ascendis Pharma A/S ADR(a)	53,040	5,686,949
Sarepta Therapeutics, Inc.(a)	41,780	5,758,537
Total		11,445,486
Health Care Equipment & Supplies 9.1%
Cooper Companies, Inc. (The)	18,259	6,817,180
DexCom, Inc.(a)	89,680	10,419,022
IDEXX Laboratories, Inc.(a)	13,220	6,611,058
Insulet Corp.(a)	21,038	6,710,281
Total		30,557,541
Health Care Providers & Services 1.3%
Quest Diagnostics, Inc.	31,760	4,493,405
Life Sciences Tools & Services 4.2%
Avantor, Inc.(a)	269,636	5,700,105
ICON PLC(a)	38,590	8,242,438
Total		13,942,543
Total Health Care		60,438,975
Industrials 19.9%
Aerospace & Defense 2.9%
TransDigm Group, Inc.	13,523	9,967,127
Commercial Services & Supplies 3.4%
Copart, Inc.(a)	93,280	7,015,589
Waste Connections, Inc.	31,650	4,401,565
Total		11,417,154
Electrical Equipment 5.0%
AMETEK, Inc.	49,620	7,211,275
Rockwell Automation, Inc.	32,525	9,544,461
Total		16,755,736
2	CTIVP® – Westfield Mid Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.9%
JB Hunt Transport Services, Inc.	36,250	6,360,425
Professional Services 2.9%
CoStar Group, Inc.(a)	80,110	5,515,573
Genpact Ltd.	91,280	4,218,962
Total		9,734,535
Trading Companies & Distributors 3.8%
Watsco, Inc.	15,560	4,950,570
WESCO International, Inc.	50,160	7,751,726
Total		12,702,296
Total Industrials		66,937,273
Information Technology 26.8%
Electronic Equipment, Instruments & Components 3.3%
CDW Corp.	29,230	5,696,634
Teledyne Technologies, Inc.(a)	12,455	5,571,869
Total		11,268,503
IT Services 3.0%
EPAM Systems, Inc.(a)	19,440	5,812,560
MongoDB, Inc.(a)	18,630	4,343,026
Total		10,155,586
Semiconductors & Semiconductor Equipment 3.6%
Marvell Technology, Inc.	123,960	5,367,468
Microchip Technology, Inc.	81,550	6,832,259
Total		12,199,727
Software 15.3%
Cadence Design Systems, Inc.(a)	33,480	7,033,813
Ceridian HCM Holding, Inc.(a)	90,040	6,592,729
Fortinet, Inc.(a)	141,180	9,382,823
HubSpot, Inc.(a)	14,130	6,058,238
Common Stocks (continued)
Issuer	Shares	Value ($)
NiCE Ltd., ADR(a)	25,570	5,852,717
Palo Alto Networks, Inc.(a)	54,580	10,901,809
Splunk, Inc.(a)	59,190	5,675,137
Total		51,497,266
Technology Hardware, Storage & Peripherals 1.6%
NetApp, Inc.	81,795	5,222,611
Total Information Technology		90,343,693
Materials 3.3%
Chemicals 1.6%
Celanese Corp., Class A	49,800	5,422,722
Construction Materials 1.7%
Vulcan Materials Co.	33,440	5,736,966
Total Materials		11,159,688
Real Estate 1.0%
Residential REITs 1.0%
Essex Property Trust, Inc.	16,580	3,467,541
Total Real Estate		3,467,541
Total Common Stocks (Cost $295,447,085)		329,938,320

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	9,860,245	9,858,273
Total Money Market Funds (Cost $9,858,456)		9,858,273
Total Investments in Securities (Cost: $305,305,541)		339,796,593
Other Assets & Liabilities, Net		(3,179,038)
Net Assets		336,617,555

CTIVP® – Westfield Mid Cap Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	8,638,059	30,474,956	(29,253,933)	(809)	9,858,273	1,331	66,323	9,860,245
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Westfield Mid Cap Growth Fund | First Quarter Report 2023

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1QT7040_12_B01_(05/23)